Cash and Cash Equivalents, Short Term Deposits and Restricted Cash	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents, Short Term Deposits and Restricted Cash [Abstract]
CASH AND CASH EQUIVALENTS, SHORT TERM DEPOSITS AND RESTRICTED CASH

NOTE 6 – CASH AND CASH EQUIVALENTS, SHORT TERM DEPOSITS AND RESTRICTED CASH:

	December 31
	2023	2022
	USD in thousands
Cash and cash equivalents	9,357	20,065
Short term deposits	12	859
Restricted cash	166	185
	9,535	21,109

The currencies in which the cash and cash equivalents, short term deposits and restricted cash are denominated or to which they are linked are as follows:

	December 31
	2023	2022
	USD in thousands
USD	7,814	14,680
NIS	1,510	6,428
GBP	167	-
Other currencies	44	1
	9,535	21,109

As of December 31, 2023, and 2022, the carrying amount of cash and cash equivalents, short term deposits and restricted cash approximated their fair value.